Business segment information - Schedule of reconciliation of information on reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reporting Segment [Line Items]
Profit for the year	$ 92,040	$ 62,697	$ 63,593
Assets	9,283,910	8,038,111	6,288,898
Other assets - unallocated	7,368	8,430
Liabilities:	8,214,563	7,046,321	5,250,978
Other liabilities - unallocated	26,811	14,361
Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	92,040	62,697	63,593
Assets	9,277,293	8,029,693	6,282,090
Liabilities:	8,187,752	7,031,960	5,232,264
Unallocated amounts
Disclosure of Reporting Segment [Line Items]
Other assets - unallocated	6,617	8,418	6,808
Other liabilities - unallocated	$ 26,811	$ 14,361	$ 18,714